ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net loss	¥ (376,069)	$ (54,527)	¥ (621,025)	¥ (467,108)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other non-current liabilities	(1,537)	(223)	(2,199)	(2,200)
Net cash used in operating activities	(23,152)	(3,356)	(688,837)	(116,777)
Investing activities:
Purchase of short-term investments	(1,268,925)	(183,977)	(1,832,427)	(500,000)
Proceeds from sale or maturity of short-term investments	1,254,463	181,880	1,957,801	200,970
Net cash used in investing activities	(47,173)	(6,840)	60,138	(324,669)
Financing activities:
Proceeds from ordinary shareholders	274	40	2,918	6,326
Payments of share repurchase			5,887	11,981
Net cash (used in) provided by financing activities	22,735	3,296	74,339	1,070,407
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	3,709	538	(3,502)	(8,149)
Net (decrease) increase in cash and cash equivalents	(43,881)	(6,362)	(557,862)	620,812
Cash and cash equivalents at the beginning of the year	760,672	110,287	1,318,534	697,722
Cash and cash equivalents at the end of the year	716,791	103,925	760,672	1,318,534
Parent
Operating activities:
Net loss	(416,878)	(60,444)	(669,810)	(456,533)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of loss of subsidiaries and VIE	401,262	58,180	664,834	444,696
Other current liabilities	5,870	851	(128)	7,170
Other non-current liabilities	(1,537)	(223)	(2,199)	(2,200)
Net cash used in operating activities	(11,283)	(1,636)	(7,303)	(6,867)
Investing activities:
Payment for shareholder loan to subsidiaries				(135,254)
Purchase of short-term investments	(18,925)	(2,744)	(32,427)
Net cash used in investing activities	(18,925)	(2,744)	(32,427)	(135,254)
Financing activities:
Proceeds from ordinary shareholders	274	40	2,918	6,327
Proceeds from loan from subsidiaries	19,010	2,755	41,937
Payments of share repurchase			(5,887)	(11,981)
Net cash (used in) provided by financing activities	19,284	2,795	38,968	(5,654)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	2,854	415	(991)	(13,530)
Net (decrease) increase in cash and cash equivalents	(8,070)	(1,170)	(1,753)	(161,305)
Cash and cash equivalents at the beginning of the year	12,943	1,877	14,696	176,001
Cash and cash equivalents at the end of the year	¥ 4,873	$ 707	¥ 12,943	¥ 14,696